Net Earnings (Loss) Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net Earnings (Loss) Per Share

NOTE 18 — Net Earnings (Loss) Per Share

The Archaea Merger was accounted for as a reverse recapitalization and is treated as the equivalent of Legacy Archaea receiving proceeds for the issuance of the outstanding shares of Class A Common Stock and Class B Common Stock, as well as the warrants, of Rice Acquisition Corp. accompanied by a recapitalization. Therefore, Class A Common Stock is deemed to be outstanding beginning at the Closing due to the reverse recapitalization.

The Company’s basic earnings per share (“EPS”) of Class A Common Stock is computed based on the average number of shares of Class A Common Stock outstanding for the period. Diluted EPS includes the effects of the Company’s outstanding RSUs, PSUs and Private Placement Warrants, unless the effects are anti-dilutive to EPS.

The following provides a reconciliation between basic and diluted EPS attributable to Class A Common Stock for the three and six months ended June 30, 2022 and 2021.

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands, except per share amounts)	2022	2021	2022	2021
Net income (loss) attributable to Class A Common shares – basic	$21,950	$—	$3,523	$—
Less gain in fair value of Private Placement Warrants	(37,016)	—	(13,004)	—
Net income (loss) attributable to Class A Common shares – diluted	$(15,066)	$—	$(9,481)	$—

Weighted average number of Class A Common shares outstanding – basic	80,523	—	73,489	—
Effect of dilutive Private Placement Warrants	2,922	—	2,715	—
Effect of dilutive equity awards	—	—	—	—
Weighted average number of Class A Common shares outstanding – diluted	83,445	—	76,204	—
Net income (loss) per share of Class A Common Stock
Basic	$0.27	$—	$0.05	$—
Diluted	$(0.18)	$—	$(0.12)	$—

For the three and six months ended June 30, 2022, weighted-average total RSUs and PSUs of 1,403,593 and 1,113,242, respectively, were excluded from the diluted Class A Common Stock shares as their effect would have been anti-dilutive.

NOTE 21 — Net Earnings (Loss) Per Share

The Archaea Merger was accounted for as a reverse recapitalization and is treated as the equivalent of Legacy Archaea receiving proceeds for the issuance of the outstanding Class A and Class B shares, as well as the warrants, of Rice Acquisition Corp. accompanied by a recapitalization. Therefore, Class A Common Stock is deemed to be outstanding beginning at the Closing due to the reverse recapitalization.

The Company’s basic earnings per share (“EPS”) of Class A Common Stock is computed based on the average number of shares of Class A Common Stock outstanding for the period. Diluted EPS includes the effects of the Company’s outstanding RSUs and Public Warrants, Forward Purchase Warrants, and Private Placement Warrants, as appropriate prior to their exercise if applicable, unless the effects are anti-dilutive to EPS. The following provides a reconciliation between basic and diluted EPS attributable to Class A Common Stock for the years ended December 31, 2021 and 2020.

(in thousands, except per share amounts)	2021	2020
Net income (loss) attributable to Class A Common Stock	$(5,153)	$—
Class A Common Stock
Average number of shares outstanding – basic	56,466	—
Average number of shares outstanding – diluted	56,466	—
Net income (loss) per share of Class A Common Stock
Basic and diluted	$(0.09)	$—

The following potential common shares were excluded from diluted EPS in 2021 as the Company had a net loss for the year: 15,303,946 weighted-average warrants and 159,751 weighted-average RSUs.